CONSOLIDATED BALANCE SHEETS (Paretheticals 1) - ₪ / shares	Dec. 31, 2022	Dec. 31, 2021
Statement of Financial Position [Abstract]
Ordinary shares, par value	₪ 0.1	₪ 0.1